FREMONT MUTUAL FUNDS, INC.

                       Supplement dated November 12, 2004
                             to the Prospectus dated
                    March 1, 2004, as amended July 26, 2004

For shareholders of all Funds:

The following replaces the "Certain Legal Matters" section on page 44 of the
Prospectus:

You most likely have heard or read about regulatory inquiries into trading practices in the mutual fund industry. At the Advisor and the Funds, investor trust and confidence are part of our heritage and are fundamental to our business. In order that we continue to earn that trust and confidence, we wanted to make you aware of the following facts.

On November 3, 2004, the Advisor reached an agreement with the SEC and the Office of the New York State Attorney General ("NYAG") that resolves the issues resulting from both the SEC's and NYAG's investigation of market timing and late trading in shares of certain Funds.

Pursuant to the terms of the orders issued by the SEC and NYAG settlement orders, under which the Advisor neither admits nor denies any of the findings, the Advisor agreed to pay $2,146,000 in disgorgement and to pay a civil penalty of $2,000,000. The Advisor is required to retain an independent distribution consultant for the distribution of the disgorgement and civil penalty amounts to the investors in the Funds in which market timing occurred.

The Advisor earlier in 2004 implemented a number of new policies, all under the direction of the Independent Directors of the Funds, including the following:

      o The Funds' chief compliance officer (the "CCO") receives a daily report reflecting money movements in and out of the Funds and copies of all letters sent by the Advisor that inform identified timers that they are being blocked from trading in the Funds;

      o The CCO meets privately in quarterly meetings with the Independent Directors of the Funds and is to report to the Independent Directors directly any potential breach of securities laws and/or fiduciary duties that come to her attention;

      o The Advisor created written procedures that set forth the process by which timers are identified and blocked;

      o All employees of the Advisor are required to sign a certificate attesting to their review and understanding of the Advisor's market timing policies and procedures; and

      o A "Whistleblower Protection Policy" was instituted that provides a reporting line to the chief legal officer or the lead Independent Director of the Funds for any employee who identifies real or potential violations of the securities laws, questionable accounting or auditing practices, or complaints regarding internal controls.

On March 12, 2004, an individual named Gary Davis filed a purported class action complaint against, among other parties, certain Funds, the Advisor, and certain sub-advisers to the Funds, alleging illegal "timing" in the shares of certain Funds. The complaint alleges violations of Section 11 of the Securities Act of 1933, Section 10(b) of the Securities Exchange Act of 1934, Rule 10b-5 promulgated thereunder, Sections 34(b) and 36(a) of the Investment Company Act of 1940, as well as a common-law breach of fiduciary duty. The complaint seeks unspecified damages. The court appointed a lead plaintiff and lead plaintiffs' counsel on June 23, 2004, but no discovery has commenced and no trial date has been set. The Advisor believes that these matters will not have a material adverse effect on the Funds or on the Advisor's ability to perform its investment advisory services relating to the Funds.

For shareholders of all Funds:

Please see "Main Risks" section for each Fund below in the Prospectus :

The information below is intended to describe certain additional risks associated with an investment in the specified Fund, but also notes where a risk has been merely renamed:

------------------------------------------------------------------------------
                   Fund                          Additional Risk Factors
------------------------------------------------------------------------------
o    Fremont Global Fund                    Small Capitalization Stock Risk
o    Fremont International Growth Fund
------------------------------------------------------------------------------
o    Fremont Real Estate Securities         Real Estate Industry Risk
     Fund
------------------------------------------------------------------------------
o    Fremont Bond Fund                      Derivatives Risk
                                            Prepayment Risk
------------------------------------------------------------------------------
o    Fremont California Intermediate        State Concentration Risk
     Tax-Free Fund
------------------------------------------------------------------------------
o    Fremont Money Market Fund              Current Income Risk
                                            Inflation Risk
------------------------------------------------------------------------------

Here are descriptions of these additional risks:

Current Income Risk: A short-term interest rate target is set by the Federal Reserve Bank Open Market Committee. As the Federal Reserve Bank Open Market Committee changes its target rate in response to the business cycle, rates in the Money Market Fund will change correspondingly. It is this mechanism of changing with the short-term interest rate that allows the Money Market Fund to achieve the goal of maintaining principal value.

Derivatives Risk: Derivatives risk is the risk that investments in derivatives, which are financial contracts whose value depends on, or are derived from, the value of an underlying asset, interest rate or index, will involve costs, the risk of mispricing or improper valuation and may result in losses or have the effect of accelerating the recognition of gain.

Inflation Risk: Inflation Risk is the risk that the price of an asset, or the income generated by an asset, will not keep up with the cost of living. Almost all financial assets have some inflation risk.

Prepayment Risk: Many bonds have call provisions which allow the debtors to pay them back before maturity. This is especially true with mortgage securities, which can be paid back anytime. Typically debtors prepay their debt when it is to their advantage (when interest rates drop making a new loan at current rates more attractive), and thus likely to the disadvantage of bondholders. Prepayment risk will vary depending on the provisions of the security and current interest rates relative to the interest rates of the debt.

Real Estate Industry Risk: The stock prices of companies in the real estate industry are typically sensitive to changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws which could negatively affect their value.

Reinvestment Risk: As debtors pay interest or return capital to investors, there is no guarantee that investors will be able to reinvest these payments and receive rates equal to or better than their original investment. If interest rates fall, the rate of return available to reinvested money will also fall. Purchasers of a 30-year, 8% coupon bond can be reasonably assured that they will receive an 8% return on their original capital, but unless they can reinvest all of the interest receipts at or above 8%, the total return over 30 years will be below 8%. The higher the coupon and prepayment risk, the higher the reinvestment risk.

Here is a good example of how consequences differ for various investors. An investor who plans on spending (as opposed to reinvesting) the income generated by his portfolio is less likely to be concerned with reinvestment risk and more likely to be concerned with inflation and interest rate risk than is an investor who will be reinvesting all income.

Small Capitalization Stock Risk: Small capitalization companies often have greater price volatility, lower trading volume and less liquidity than larger, more established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than larger companies. For these and other reasons, a Fund with investments in small capitalization companies carries more risk than a Fund with investments in large-capitalization companies.

State Concentration Risk: Funds that primarily purchase municipal bonds from California also bear investment risk from economic, political or regulatory changes that could adversely affect municipal bond issuers in California and therefore the value of a Fund's investment portfolio.

For shareholders of the Fremont Money Market Fund only:

The following replaces the Portfolio Management section on page 23 of the
Prospectus:

Effective on November 15, 2004, Normal Gee, the co-manager of this Fund, will assume responsibility as the sole portfolio manager for the Fund.

                           FREMONT MUTUAL FUNDS, INC.

                             Fremont Institutional
                              U.S. Micro-Cap Fund

                       Supplement dated November 12, 2004
                                     to the
            Prospectus dated March 1, 2004, as amended July 26, 2004

For shareholders of all Funds:

The following replaces the "Certain Legal Matters" section on page 17 of the
Prospectus:

You most likely have heard or read about regulatory inquiries into trading practices in the mutual fund industry. At the Advisor and the Funds, investor trust and confidence are part of our heritage and are fundamental to our business. In order that we continue to earn that trust and confidence, we wanted to make you aware of the following facts.

On November 3, 2004, the Advisor reached an agreement with the SEC and the Office of the New York State Attorney General ("NYAG") that resolves the issues resulting from both the SEC's and NYAG's investigation of market timing and late trading in shares of certain Funds.

Pursuant to the terms of SEC and NYAG settlement orders, under which the Advisor neither admits nor denies any of the findings, the Advisor agreed to pay $2,146,000 in disgorgement and to pay a civil penalty of $2,000,000. The Advisor is required to retain an independent distribution consultant for the distribution of the disgorgement and civil penalty amounts to the investors in the Funds in which market timing occurred.

The Advisor earlier in 2004 implemented a number of new policies, all under the direction of the Independent Directors of the Funds, including the following:

      o The Funds' chief compliance officer (the "CCO") receives a daily report reflecting money movements in and out of the Funds and copies of all letters sent by the Advisor that inform identified timers that they are being blocked from trading in the Funds;

      o The CCO meets privately in quarterly meetings with the Independent Directors of the Funds and is to report to the Independent Directors directly any potential breach of securities laws and/or fiduciary duties that come to her attention;

      o The Advisor created written procedures that set forth the process by which timers are identified and blocked;

      o All employees of the Advisor are required to sign a certificate attesting to their review and understanding of the Advisor's market timing policies and procedures; and

      o A "Whistleblower Protection Policy" was instituted that provides a reporting line to the chief legal officer or the lead Independent Director of the Funds for any employee who identifies real or potential violations of the securities laws, questionable accounting or auditing practices, or complaints regarding internal controls.

On March 12, 2004, an individual named Gary Davis filed a purported class action complaint against, among other parties, certain Funds, the Advisor, and certain sub-advisers to the Funds, alleging illegal "timing" in the shares of certain Funds. The complaint alleges violations of Section 11 of the Securities Act of 1933, Section 10(b) of the Securities Exchange Act of 1934, Rule 10b-5 promulgated thereunder, Sections 34(b) and 36(a) of the Investment Company Act of 1940, as well as a common-law breach of fiduciary duty. The complaint seeks unspecified damages. The court appointed a lead plaintiff and lead plaintiffs' counsel on June 23, 2004, but no discovery has commenced and no trial date has been set. The Advisor believes that these matters will not have a material adverse effect on the Funds or on the Advisor's ability to perform its investment advisory services relating to the Funds.

                            FREMONT MUTUAL FUNDS INC.

                            Fremont Money Market Fund

                       Supplement dated November 12, 2004
                                to the Prospectus
                               dated March 1, 2004

For shareholders of all Funds:

The following replaces the "Certain Legal Matters" section on page 17 of the
Prospectus:

You most likely have heard or read about regulatory inquiries into trading practices in the mutual fund industry. At the Advisor and the Funds, investor trust and confidence are part of our heritage and are fundamental to our business. In order that we continue to earn that trust and confidence, we wanted to make you aware of the following facts.

On November 3, 2004, the Advisor reached an agreement with the SEC and the Office of the New York State Attorney General ("NYAG") that resolves the issues resulting from both the SEC's and NYAG's investigation of market timing and late trading in shares of certain Funds.

Pursuant to the terms of SEC and NYAG settlement orders, under which the Advisor neither admits nor denies any of the findings, the Advisor agreed to pay $2,146,000 in disgorgement and to pay a civil penalty of $2,000,000. The Advisor is required to retain an independent distribution consultant for the distribution of the disgorgement and civil penalty amounts to the investors in the Funds in which market timing occurred.

The Advisor earlier in 2004 implemented a number of new policies, all under the direction of the Independent Directors of the Funds, including the following:

      o The Funds' chief compliance officer (the "CCO") receives a daily report reflecting money movements in and out of the Funds and copies of all letters sent by the Advisor that inform identified timers that they are being blocked from trading in the Funds;

      o The CCO meets privately in quarterly meetings with the Independent Directors of the Funds and is to report to the Independent Directors directly any potential breach of securities laws and/or fiduciary duties that come to her attention;

      o The Advisor created written procedures that set forth the process by which timers are identified and blocked;

      o All employees of the Advisor are required to sign a certificate attesting to their review and understanding of the Advisor's market timing policies and procedures; and

      o A "Whistleblower Protection Policy" was instituted that provides a reporting line to the chief legal officer or the lead Independent Director of the Funds for any employee who identifies real or potential violations of the securities laws, questionable accounting or auditing practices, or complaints regarding internal controls.

On March 12, 2004, an individual named Gary Davis filed a purported class action complaint against, among other parties, certain Funds, the Advisor, and certain sub-advisers to the Funds, alleging illegal "timing" in the shares of certain Funds. The complaint alleges violations of Section 11 of the Securities Act of 1933, Section 10(b) of the Securities Exchange Act of 1934, Rule 10b-5 promulgated thereunder, Sections 34(b) and 36(a) of the Investment Company Act of 1940, as well as a common-law breach of fiduciary duty. The complaint seeks unspecified damages. The court appointed a lead plaintiff and lead plaintiffs' counsel on June 23, 2004, but no discovery has commenced and no trial date has been set. The Advisor believes that these matters will not have a material adverse effect on the Funds or on the Advisor's ability to perform its investment advisory services relating to the Funds.

For shareholders of all Funds:

Please see "Main Risks" section on page 3 of the Prospectus :

The information below is intended to describe certain additional risks associated with an investment in the specified Fund, but also notes where a risk has been merely renamed:

---------------------------------------------------------------------------
                 Fund                          Additional Risk Factors
---------------------------------------------------------------------------
o Fremont Money Market Fund                Current Income Risk
                                           Inflation Risk
---------------------------------------------------------------------------

Here are descriptions of these additional risks:

Current Income Risk: A short-term interest rate target is set by the Federal Reserve Bank Open Market Committee. As the Federal Reserve Bank Open Market Committee changes its target rate in response to the business cycle, rates in the Money Market Fund will change correspondingly. It is this mechanism of changing with the short-term interest rate that allows the Money Market Fund to achieve the goal of maintaining principal value.

Inflation Risk: Inflation Risk is the risk that the price of an asset, or the income generated by an asset, will not keep up with the cost of living.. Almost all financial assets have some inflation risk.

For shareholders of the Fremont Money Market Fund only:

The following replaces the Portfolio Management section on page 4 of the
Prospectus:

Effective on November 15, 2004, Normal Gee, the co-manager of this Fund, will assume responsibility as the sole portfolio manager for the Fund.